Risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Risk Management
Exposure commercial and industrial	R$ 241,177,143	R$ 233,946,174
Probability of default Commercial and industrial	5.00%	6.00%
Default loss Commercial and industrial	39.00%	38.00%
Exposure Real Estate Credit - construction	R$ 64,820,223	R$ 61,747,722
Probability of default Real Estate Credit - construction	10.00%	8.00%
Default loss Real Estate Credit - construction	9.00%	6.00%
Exposure Real Estate Credit - construction	R$ 290,347,271	R$ 252,687,422
Probability of default Individual loans	10.00%	11.00%
Default loss Individual loans	62.00%	61.00%
Exposure Leasing	R$ 3,343,207	R$ 3,154,886
Probability of default Leasing	2.00%	1.00%
Default loss Leasing	42.00%	37.00%